Fair Value Measurements	12 Months Ended
Dec. 31, 2017
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 4:-	FAIR VALUE MEASUREMENTS

The following is a summary of marketable securities:

	December 31, 2017
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Matures within one year:
Corporate debentures	$5,190	$41	$-	$5,231
Government debentures	295	11	-	306
	5,485	52	-	5,537

Matures after one year through three years:
Corporate debentures	56,514	-	(65)	56,449
Government debentures	12,403	-	(17)	12,386
	68,917	-	(82)	68,835

Total	$74,402	$52	$(82)	$74,372

	December 31, 2016
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Matures within one year:
Corporate debentures	$16,526	$2	$(28)	$16,500

Matures after one year through three years:
Corporate debentures	21,798	5	(79)	21,724

Total	$38,324	$7	$(107)	$38,224

All investments with an unrealized loss as of December 31, 2017 are with continuous unrealized losses for less than 12 months.

The below table sets forth the Company’s assets and liabilities that were measured at fair value as of December 31, 2017 and December 31, 2016 by level within the fair value hierarchy.

	December 31, 2017
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$74,372	$-	$74,372
Foreign currency derivative contracts	-	45	-	45

Total financial assets	$-	$74,417	$-	$74,417

Liabilities:
Payment obligation related to acquisition	$-	$-	$334	$334

Total liabilities	$-	$-	$334	$334

	December 31, 2016
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$38,224	$-	$38,224
Foreign currency derivative contracts	-	3	-	3

Total financial assets	$-	$38,227	$-	$38,227

Liabilities:
Payment obligation related to acquisition	$-	$-	$1,070	$1,070

Total liabilities	$-	$-	$1,070	$1,070

The following table set forth the change of fair value measurements that are categorized within Level 3:

Total fair value as of January 1, 2017	$1,070
Settlement of payment obligation *)	(900)
Accretion of payment obligation	164

Total fair value as of December 31, 2017	$334

*)	$900 is included within other payables and accrued expenses on the balance sheet as the set milestone was met as of December 31, 2017.

The fair value of the payment obligation related to acquisition was estimated based on several factors of which the most significant is the Company’s revenue projections. The Company used a Monte Carlo Simulation of the triangular model with a discount rate of 15%. Payment obligations related to acquisition are revalued to current fair value at each reporting date. Any change in the fair value as a result of time passage is recognized in the financial expenses; any other changes in significant inputs such as the discount rate, the discount period or other factors used in the calculation, is recognized in operating expenses in the consolidated results of operations in the period the estimated fair value changes. Payment obligation related to acquisition will continue to be accounted for and measured at fair value until the contingencies are settled during fiscal year 2018. Accretion of the payment obligation related to acquisition is included in financial expenses, net.